Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,836,000.00
Previously Paid Amount	0.00
Total Fee Amount	246.73
Total Offset Amount	0.00
Net Fee	246.73
Narrative - Max Aggregate Offering Price	$ 2,836,000.00
Final Prospectus	true